Leases - Fixed and Variable Lease Payments (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease Liabilities [Abstract]
Fixed lease payments	$ 1,301	$ 1,306	$ 1,309
Variable lease payments	982	1,207	751
Total	$ 2,283	$ 2,513	$ 2,060